Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Significant Accounting Policies

2.Significant Accounting Policies

(a)Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the accounts and operating results of Paragon Shipping Inc. and its wholly owned subsidiaries referred to in Note 1. All intercompany balances and transactions have been eliminated in consolidation.

(b)Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)Other Comprehensive Income: The Company follows the accounting guidance relating to “Comprehensive Income”, which requires separate presentation of certain transactions that are recorded directly as components of stockholders’ equity. The Company has no other comprehensive income / (loss) and accordingly, comprehensive income / (loss) equals net income / (loss) for the periods presented.

(d)Foreign Currency Translation: The functional currency of the Company is the U.S. Dollar. For other than derivative instruments, each asset, liability, revenue, expense, gain or loss arising from a foreign currency transaction is measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. As of balance sheet date, monetary assets and liabilities that are denominated in a currency other than the functional currency are adjusted to reflect the exchange rate ruling at the balance sheet date and any gains or losses are included in the statements of operations. As of December 31, 2010 and 2011, the Company had no foreign currency derivative instruments.

(e)Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(f)Restricted Cash: Restricted cash represents pledged cash deposits or minimum liquidity required to be maintained with certain banks under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months or relates to general minimum liquidity requirements with no obligation to retain such funds in retention accounts, these deposits are classified as current assets otherwise they are classified as non-current assets.

(g)Trade Receivables (net): Trade receivables (net), reflect the receivables from time charters, net of an allowance for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. Provision for doubtful accounts for the years ended December 31, 2010 and 2011 was $415,035 and $325,434, respectively.

(h)Inventories: Inventories consist of lubricants and stores on board the vessels, which are stated at the lower of cost or market. Cost is determined by the first in, first out method.

(i)Vessel Cost: Vessels are stated at cost, which consists of the contract price less discounts, plus any direct expenses incurred upon acquisition, including improvements, on-site supervision expenses incurred during the construction period, commission paid, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels’ cost. Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Repairs and maintenance are expensed as incurred.

(j)Impairment of Long-Lived Assets: The Company reviews its long-lived assets “held and used” for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of future undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company evaluates the asset for an impairment loss. Measurement of the impairment loss is based on the fair value of the asset. In this respect, management regularly reviews the carrying amount of the vessels in connection with the estimated recoverable amount for each of the Company’s vessels.

(k)Vessels Held for Sale: The Company classifies vessels as being held for sale when the following criteria are met: (i) management is committed to sell the asset; (ii) the asset is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated; (iv) the sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These vessels are no longer depreciated once they meet the criteria of being held for sale.

(l)Vessel Depreciation: Depreciation is computed using the straight-line method over the estimated useful life of the vessels, after considering the estimated salvage value. Each vessel's salvage value is equal to the product of its lightweight tonnage and estimated scrap rate, which is estimated to be $150 per lightweight ton.

The estimated useful life is determined to be 25 years for drybulk carriers and 30 years for containerships from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life.

(m)Investments in Equity Affiliates: Investments in the common stock of entities, in which the Company has significant influence over operating and financial policies, are accounted for using the equity method. Under this method, the investment in the affiliate is initially recorded at cost and is adjusted to recognize the Company’s share of the earnings or losses of the investee after the acquisition date and is adjusted for impairment whenever facts and circumstances indicate that a decline in fair value below the cost basis is other than temporary. The amount of the adjustment is included in the determination of net income. Dividends received from an affiliate reduce the carrying amount of the investment. When the Company’s share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.

(n)Dry-docking and Special Survey Costs: Dry-docking and special survey costs are expensed in the period incurred.

(o)Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized to interest expense over the respective loan or credit facility using the effective interest rate method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period the repayment or refinancing is made, subject to the accounting guidance regarding debt extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced are deferred and amortized over the term of the respective credit facility in the period the refinancing occurs, subject to the provisions of the accounting guidance relating to Debt – Modifications and Extinguishments. The unamortized financing costs are reflected in Other Assets in the accompanying balance sheets.

(p)Pension and Retirement Benefit Obligations—Crew: The vesselowning companies employ the crew on board under short-term contracts (usually up to nine months) and, accordingly, they are not liable for any pension or post-retirement benefits.

(q)Revenue and Expenses:

Revenue is recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured.

Time Charter Revenue: Time charter revenues are recorded ratably over the term of the charter as service is provided. When two or more time charter rates are involved during the life term of a charter agreement, the Company recognizes revenue on a straight-line basis, and income accrued or deferred as a result is included in Other Receivables or Deferred Income, respectively. Time charter revenues received in advance of the provision of charter service are recorded as deferred income, and recognized when the charter service is rendered. Time charter revenue also includes the amortization/accretion of the above/below market acquired time charters, where applicable.

Commissions: Charter hire commissions are deferred and amortized over the related charter period and are presented separately in the accompanying consolidated statements of operations.

Vessel Operating Expenses: Vessel operating expenses are accounted for as incurred on the accrual basis. Vessel operating expenses include crew wages and related costs, the cost of insurance, expenses relating to repairs and maintenance, the cost of spares and consumable stores, and other miscellaneous expenses.

(r)Repairs and Maintenance: All repair and maintenance expenses, including underwater inspection costs, are expensed in the period incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of operations.

(s)Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers (i.e., spot vs. time charters) or by geographical region as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographical information is impracticable. The Company does not have discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. As a result, management, including the Chief Executive Officer being the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus the Company has determined that it operates under one reportable segment.

(t)Earnings per Share (EPS): The computation of basic earnings per share is based on the weighted average number of common shares outstanding during the year determined using the two-class method of computing earnings per share. Non-vested share awards issued are included in the two-class method and income attributable to non-vested share awards is deducted from the net income reported for purposes of calculating net income available to common shareholders used in the computation of basic earnings per share. The computation of diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. Such securities include non vested stock awards, for which the assumed proceeds upon grant are deemed to be the amount of compensation cost attributable to future services and are not yet recognized using the treasury method, to the extent that they are dilutive, and common shares issuable upon exercise of the Company’s outstanding warrants, to the extent that they are dilutive.

(u)Derivatives: The Company records derivative financial instruments in the balance sheet as either an asset or a liability measured at its fair value, with changes in the derivatives' fair value recognized currently in the statements of operations unless specific hedge accounting criteria are met.

(v)Share based Compensation: All share based payments to employees and directors, including grants of employee and directors stock options, are recognized in the statements of operations based on their grant date fair values and amortized over the service period.

(w)Fair value of financial instruments: The fair value of the interest rate derivatives is based on a discounted cash flow analysis.

In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following three categories:

Level 1:Quoted market prices in active markets for identical assets or liabilities

Level 2:Observable market based inputs or unobservable inputs that are corroborated by market data

Level 3:Unobservable inputs that are not corroborated by market data.

(x)Below/Above Market Acquired Time Charters: When vessels are acquired with time charters attached and the charter rate on such charters is above or below the prevailing market rates at the time of acquisition, the Company allocates the purchase price of the vessel and the attached time charter on a relative fair value basis. The fair value is computed as the present value of the difference between the contractual amount to be received over the term of the time charter and management's estimate of the then current market charter rate for an equivalent vessel at the time of acquisition. The asset or liability recorded is amortized or accreted over the remaining period of the time charter as a reduction or addition, respectively, to charter hire revenue. As of December 31, 2010 and 2011 the Company had no unamortized Below/Above Market Acquired Time Charters.

(y)Recent Accounting Pronouncements: There are no recent accounting pronouncements that their adoption would have a material effect on the Company’s consolidated financial statements in the current year or expected to have an impact on future years.